Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2013
Other prepaid expenses and current assets

6. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2012	2013
Value-added tax recoverable	$5,071,701	$1,902,630
Advances to suppliers	4,349,344	1,510,128
Prepaid income tax	79,963	140,365
Other prepaid expenses	2,643,921	3,348,179

	$12,144,929	$6,901,302

The Group made allowance for doubtful accounts in the aggregate amount of $96,836 and $3,830 in 2011 and 2013, respectively. The Group reversed the allowance for doubtful accounts in the aggregate amount of $21,080 in 2012.